Stock Warrants (Tables)	9 Months Ended
Sep. 30, 2021
Stock Warrants
Schedule of Summary of the Warrant Activity

A summary of the warrant activities for the nine months ended September 30, 2021, is as follows:

	Warrants Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value (in 000’s)[1]
Balance as of January 1, 2021	-	-	-	-
Granted	7,083,500	$0.05	-	-
Balance as of September 30, 2021	7,083,500	$0.05	4.5	270
Exercisable as of September 30, 2021	7,083,500	$0.05	4.5	270

1	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.0881 for our common stock on September 30, 2021.